Income Taxes (Tables)	12 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Summary of benefit for income taxes consists

The benefit for income taxes consists of the following as of September 30:

	2014	2013	2012
	(In thousands)
Current:
Federal	$—	$—	$(4,892)
State	1,385	1,009	47

Total current taxes payable	1,385	1,009	(4,845)
Deferred:
Federal	(10,338)	(8,452)	(12,039)
State	(2,510)	(2,499)	(2,999)

Net deferred tax benefit	(12,848)	(10,951)	(15,038)

Income tax benefit	$(11,463)	$(9,942)	$(19,883)

Significant components of deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and liabilities at September 30 are as follows:

	2014	2013
	(In thousands)
Gross deferred tax assets:
Deferred compensation	$1,229	$1,155
Interest rate swap agreements	—	1,253
Accrued workers’ compensation	12,528	11,195
Net operating loss carryforwards	30,597	28,082
Allowance for bad debts	4,078	4,484
Tax credits	4,733	5,188
Depreciation	681	—
Other	2,933	2,768

	56,779	54,125
Valuation allowance	(10,033)	(10,193)

Deferred tax assets	46,746	43,932
Deferred tax liabilities:
Depreciation	—	(2,200)
Amortization of goodwill and intangible assets	(81,999)	(87,953)
Other accrued liabilities	(4,123)	(5,171)

Net deferred tax liabilities	$(39,376)	$(51,392)

Schedule of Reconciliation between Statutory and Effective Income Tax Rates

The following is reconciliation between the statutory and effective income tax rates at September 30:

	2014	2013	2012
Federal income tax at statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	2.0%	3.6%	5.6%
Nondeductible comp	(0.8)%	(0.3)%	(0.7)%
Other nondeductible expenses	(1.1)%	(0.2)%	(1.1)%
Unrecognized tax benefit	0.0%	0.0%	15.2%
Other	(0.3)%	(0.2)%	3.8%

Effective tax rate	34.8%	37.9%	57.8%